Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
At beginning of the year	$ 9,307	$ 7,058	$ 5,315
Current year addition (deduction)	(870)	2,249	1,743
At end of the year	$ 8,437	$ 9,307	$ 7,058